UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc. (formerly Scudder International Fund, Inc.)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Latin America Equity Fund

(formerly Scudder Latin America Fund)

	Shares	Value ($)

Equity Securities 96.8%
Argentina 3.6%
Banco Macro Bansud SA "B"	829,530	1,582,505
BI SA "A" (New)* (a)	2,326,823	1,382,133
BIARSA	3,481,824	793,856
Loma Negra SA* (a)	448,653	828,102
Nortel Inversora SA "B" (ADR) (Preferred)*	33,663	254,492
Quimica Estrella SA "B"*	359,688	129,026
Telecom Argentina SA "B"*	466,175	1,211,614
Tenaris SA (ADR)	146,500	23,798,925

(Cost $18,693,387)		29,980,653
Bermuda 0.2%
Credicorp Ltd. (Cost $1,085,415)	40,900	1,218,820
Brazil 53.8%
Banco Bradesco SA (ADR) (Preferred)	683,600	27,302,984
Banco Itau Holding Financeira SA (ADR) (Preferred)	214,200	6,522,390
Banco Itau Holding Financeira SA (Preferred)	751,880	22,841,924
Brasil Telecom SA (Preferred)	18,130,898	78,278
Braskem SA "A" (Preferred)	52	400
Caemi Mineracao e Metalurgica SA (Preferred)	4,345,000	7,798,214
Companhia de Bebidas das Americas (ADR) (Preferred)	119,100	4,878,336
Companhia de Concessoes Rodoviarias	187,200	7,616,636
Companhia Energetica de Minas Gerais (ADR) (Preferred)	32,700	1,551,942
Companhia Energetica de Minas Gerais SA (Preferred)	342,300,000	16,489,823
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	963,800	42,773,444
Companhia Vale do Rio Doce (ADR)	681,400	34,935,378
CPFL Energia SA (ADR)	70,900	3,038,065
Diagnosticos da America SA*	70,300	1,763,856
EDP - Energias do Brasil SA	221,300	3,350,514
Gerdau SA (ADR) (Preferred)	318,000	6,932,400
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred)	715,000	21,585,850
Petroleo Brasileiro SA (ADR)	260,600	24,626,700
Petroleo Brasileiro SA (ADR) (Preferred)	528,200	45,530,840
Petroleo Brasileiro SA (Preferred)	3,723,788	79,122,078
Tam SA (Preferred)*	177,300	4,248,146
Tele Norte Leste Participacoes SA (ADR) (Preferred)	322,900	5,734,704
Telesp Celular Participacoes SA (ADR) (Preferred)*	1,546,200	7,452,684
Tim Participacoes SA (ADR) (Preferred)	454,900	16,945,025
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	539,500	45,436,690
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	145,900	4,769,453

(Cost $179,158,862)		443,326,754
Chile 3.8%
Cencosud SA	5,759,300	12,776,079
Compania de Telecomunicaciones de Chile SA (ADR)	288,200	2,550,570
Empresa Nacional de Electricidad SA (ADR)	296,400	9,386,988

Enersis SA (ADR)	297,900	3,610,548
Lan Airlines SA (ADR)	78,100	2,952,180

(Cost $23,573,647)		31,276,365
Colombia 0.7%
Bancolombia SA (ADR) (Preferred) (Cost $4,226,489)	180,000	5,862,600
Mexico 34.0%
America Movil SA de CV "L" (ADR)	2,906,700	98,042,991
Cemex SA de CV (ADR)	840,052	55,426,631
Corporacion GEO SA de CV "B"*	2,645,300	9,109,491
Desarrolladora Homex SA de CV (ADR)*	29,400	1,020,474
Fomento Economico Mexicano SA de CV (ADR)	408,260	31,983,088
Grupo Mexico SA De CV "B"	3,100,600	8,702,292
Grupo Televisa SA (ADR)	403,700	33,729,135
Impulsora del Desarrollo Economico de America Latina SA de CV "B-1"*	791,100	977,556
Urbi, Desarrollo Urbanos, SA de CV*	823,300	6,068,580
Wal-Mart de Mexico SA de CV "V"	6,037,040	35,188,839

(Cost $134,121,091)		280,249,077
Peru 0.7%
Compania de Minas Buenaventura SA (ADR) (Cost $2,888,382)	205,000	5,682,600

Total Equity Securities (Cost $363,747,273)		797,596,869

	Principal Amount ($)	Value ($)
Other 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	1,170,800	25,777

	Shares	Value ($)
Cash Equivalents 3.0%
United States
Cash Management QP Trust, 4.33% (b) (Cost $24,859,125)	24,859,125	24,859,125

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 388,606,398)	99.8	822,481,771
Other Assets and Liabilities, Net	0.2	1,706,285

Net Assets	100.0	824,188,056

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities

	Acquisition	Acquisition		Value as % of
Securities	Dates	Cost ($)	Value($)	Net Assets
BI SA "A" (New)	10/22/1993	3,360,564	1,382,133	0.17
Loma Negra SA	8/23/199-11/17/2001	4,816,805	828,102	0.10
Total Restricted Securities				0.27

(b) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At January 31, 2006, the DWS Latin America Equity Fund had the following sector diversification:

Sector		As a % of Common
	Market Value ($)	Stocks
Energy	173,078,543	21.7%
Materials	167,977,940	21.1%
Telecommunication Services	132,270,358	16.6%
Financials	118,218,626	14.8%
Consumer Discretionary	81,694,053	10.2%
Industrials	48,304,189	6.1%
Utilities	37,427,880	4.7%
Consumer Staples	36,861,424	4.6%
Health Care	1,763,856	0.2%
Total	797,596,869	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006